Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Result of Operations of Discontinued Operations

The following tables provide additional detail related to the results of operations of the discontinued operations (amounts in millions):

	Three Months Ended		Six Months Ended
	July 29, 2012	July 31, 2011	July 29, 2012	July 31, 2011
Net sales	$—	$282	$127	$565
Gain on sale of discontinued operations	—	—	9	2
Income (loss) before provision for income taxes	—	6	16	12
Provision (benefit) for income taxes	—	(1)	—	—

Income from discontinued operations, net of tax	$—	$7	$16	$12

The following tables provide additional detail related to the results of operations of the discontinued operations (amounts in millions):

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Net sales	$969	$1,028	$1,105
Gains on sales of discontinued operations	9	—	—
Income (loss) before provision for income taxes	20	(6)	(53)
Provision for income taxes	—	—	(19)

Income (loss) from discontinued operations, net of tax	$20	$(6)	$(34)